Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024, in each case, as compared to (i) our cumulative TSR performance, (ii) our peer group TSR performance, (iii) net income, and (iv) FFO per share (“FFO”), the company’s selected measure. Differences in our Summary Compensation Table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, which take into account a discount for lack of marketability or illiquidity due to post-vesting restrictions and the future performance of the Company and relative performance indices based on Monte Carlo simulations for any market-based awards.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	FFO per Share ($)(4)
					Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)
2024	$24,801,634	$3,611,063	$5,099,963	$1,394,558	$10.16	$68.44	$(381.4)	$0.53
2023	$8,369,679	$9,129,334	$2,349,969	$2,628,308	$30.66	$65.66	$(170.7)	$0.90
2022	$6,790,340	$(5,665,170)	$1,997,226	$(356,855)	$30.02	$66.06	$(16.5)	$2.02
2021	$10,548,816	$9,505,900	$2,846,242	$2,547,509	$71.13	$102.50	$29.0	$1.99
2020	$9,487,250	$(1,746,873)	$3,197,016	$(297,789)	$66.61	$83.39	$16.4	$1.91
(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Drew Gordon
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for PEO	2024
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2024	(21,567,422)
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Remain Unvested as of 2024 FY End, determined as of 2024 FY End	5,038,166
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC 718 Fair Value from 2023 FY End to 2024 FY End	(2,299,234)
Increase/deduction for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC 718 Fair Value from 2023 FY End to Vesting Date	(1,960,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of 2023 FY End	(401,331)
Total Adjustments	(21,190,571)
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2024	(3,611,194)
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Remain Unvested as of 2024 FY End, determined as of 2024 FY End	855,427
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024Y, determined as of Vesting Date	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC 718 Fair Value from 2023 FY End to 2024 FY End	(487,889)
Increase/deduction for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC 718 Fair Value from 2023 End to Vesting Date	(384,832)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of 2023 FY End	(76,917)
Total Adjustments	(3,705,405)
For the fiscal year ending December 31, 2024, represents actual achievement for the 2022 PSU awards, assumes achievement of 2023 and 2024 awards based on actual performance of the Company and indices through December 31, 2024 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For market-based awards, the fair values were calculated by a Monte Carlo simulation model as of the applicable measurement dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate.
(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.

(3)
Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.

(4)
FFO is a non-GAAP measure. Refer to Appendix A for a definition of FFO and a reconciliation of net income to FFO.

Named Executive Officers, Footnote
(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Drew Gordon
2023	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2022	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo, Steven Jaffe and Kay L. Tidwell
2021	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Arthur X. Suazo and Steven Jaffe
2020	Victor J. Coleman	Mark T. Lammas, Harout Diramerian, Alexander Vouvalides and Joshua A. Hatfield

Peer Group Issuers, Footnote	(3) Based on a fixed investment of $100 on December 31, 2019 in the Dow Jones U.S. Real Estate Office Index, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 24,801,634	$ 8,369,679	$ 6,790,340	$ 10,548,816	$ 9,487,250
PEO Actually Paid Compensation Amount	$ 3,611,063	9,129,334	(5,665,170)	9,505,900	(1,746,873)
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for PEO	2024
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2024	(21,567,422)
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Remain Unvested as of 2024 FY End, determined as of 2024 FY End	5,038,166
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024, determined as of Vesting Date	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC 718 Fair Value from 2023 FY End to 2024 FY End	(2,299,234)
Increase/deduction for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC 718 Fair Value from 2023 FY End to Vesting Date	(1,960,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of 2023 FY End	(401,331)
Total Adjustments	(21,190,571)
For the fiscal year ending December 31, 2024, represents actual achievement for the 2022 PSU awards, assumes achievement of 2023 and 2024 awards based on actual performance of the Company and indices through December 31, 2024 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For market-based awards, the fair values were calculated by a Monte Carlo simulation model as of the applicable measurement dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate.

Non-PEO NEO Average Total Compensation Amount	$ 5,099,963	2,349,969	1,997,226	2,846,242	3,197,016
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,394,558	2,628,308	(356,855)	2,547,509	(297,789)
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2024	(3,611,194)
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Remain Unvested as of 2024 FY End, determined as of 2024 FY End	855,427
Increase based on ASC 718 Fair Value of Awards Granted during 2024 that Vested during 2024Y, determined as of Vesting Date	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of 2024 FY End, determined based on change in ASC 718 Fair Value from 2023 FY End to 2024 FY End	(487,889)
Increase/deduction for Awards Granted during Prior FY that Vested During 2024, determined based on change in ASC 718 Fair Value from 2023 End to Vesting Date	(384,832)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024, determined as of 2023 FY End	(76,917)
Total Adjustments	(3,705,405)
For the fiscal year ending December 31, 2024, represents actual achievement for the 2022 PSU awards, assumes achievement of 2023 and 2024 awards based on actual performance of the Company and indices through December 31, 2024 as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent third party.
For the time-based LTIP units, fair value represents stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For market-based awards, the fair values were calculated by a Monte Carlo simulation model as of the applicable measurement dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Important Financial Measures
The follow table reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2024:
Most Important Financial Measures for 2024
FFO
Leasing Volume
Stock Price
Net Debt to Annual Gross Asset Value

Total Shareholder Return Amount	$ 10.16	30.66	30.02	71.13	66.61
Peer Group Total Shareholder Return Amount	68.44	65.66	66.06	102.5	83.39
Net Income (Loss)	$ (381,400,000)	$ (170,700,000)	$ (16,500,000)	$ 29,000,000	$ 16,400,000
Company Selected Measure Amount	0.53	0.9	2.02	1.99	1.91
PEO Name	Victor J. Coleman
Measure:: 1
Pay vs Performance Disclosure
Name	FFO
Non-GAAP Measure Description	(4) FFO is a non-GAAP measure. Refer to Appendix A for a definition of FFO and a reconciliation of net income to FFO.
Measure:: 2
Pay vs Performance Disclosure
Name	Leasing Volume
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt to Annual Gross Asset Value
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,190,571)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,567,422)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,038,166
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,299,234)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,960,740)
PEO | Adjustments For Equity Awards Granted During Prior Year Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,331)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,705,405)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,611,194)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,889)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,832)
Non-PEO NEO | Adjustments For Equity Awards Granted During Prior Year Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,917)